Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers	1,232,031	916,461
Amount	$ 307,474	$ 155,345
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers	1,218,370	907,062
Amount	$ 252,488	$ 111,016
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers	13,661	9,399
Amount	$ 54,986	$ 44,329